Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

Income taxes for the three months ended March 31, 2012 and 2011 amounted to an income tax benefit of $9,870 and an income tax expense of $5,174, respectively. The Company’s effective tax rate was 36.3% for the three months ended March 31, 2012 compared with 41.6% during the same period in 2011. The Company’s effective tax rate is affected by deferred tax expense resulting from differences between the book and income tax basis of its investment in EBS Master, noncontrolling interest, changes in the Company’s valuation allowances and other factors. Changes in valuation allowances resulted in $47 and $624 of additional income tax expense for the three months ended March 31, 2012 and 2011, respectively.

17. Income Taxes

The income tax provision for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, was as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Current:
Federal	$(3,212)	$18,814	$18,166	$14,998
State	(577)	4,432	2,177	3,551

Current income tax provision (benefit)	(3,789)	23,246	20,343	18,549

Deferred:
Federal	(6,512)	(5,154)	12,927	(6,169)
State	741	(9,891)	(691)	4,921

Deferred income tax provision (benefit)	(5,771)	(15,045)	12,236	(1,248)

Total income tax provision (benefit)	$(9,560)	$8,201	$32,579	$17,301

The differences between the federal statutory rate and the effective income tax rate principally relate to the impact of valuation allowances and uncertain tax positions related to state income taxes, book versus tax basis differences in the Company’s investment in EBS Master, non-deductible costs related to the 2011 Transactions and stock compensation expense recorded for book purposes but not deductible for tax. The reconciliation between the federal statutory rate and the effective income tax rate is as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Statutory U.S. federal tax rate	35.00%	35.00%	35.00%	35.00%
State income taxes (net of federal benefit)	(0.48)	52.49	2.78	8.75
Meals and entertainment	(0.29)	(3.36)	0.63	0.39
2011 Transactions related costs	(1.24)	(34.77)	—	—
Other	(0.07)	1.54	(1.38)	2.60
Tax credits	0.52	11.14	(0.63)	(1.14)
Equity compensation	—	(62.26)	2.06	5.67
Non-timing basis differences	1.86	(89.58)	12.49	33.57
Noncontrolling interest	—	15.71	(7.20)	(5.17)
Foreign loss not benefited	0.09	2.03	(0.34)	3.29
Return to provision adjustments	—	—	1.34	10.12
Change in valuation allowance	—	—	4.80	(37.81)

Effective income tax rate	35.39%	(72.06)%	49.55%	55.27%

At December 31, 2011, the Company had net operating loss carry forwards (tax effected) for federal and state income tax purposes of approximately $65,803 and $21,285, respectively, which expire from 2026 through 2031 and 2021 through 2026, respectively. A portion of net operating loss carry forwards may be subject to an annual limitation regarding their utilization against taxable income in future periods due to the “change of ownership” provisions of the Internal Revenue Code and similar state provisions. A portion of these carry forwards may expire before becoming available to reduce future income tax liabilities. As a result, the Company has recorded a state valuation allowance in the amount of $17,582 as of December 31, 2011.

The Company and certain of its subsidiaries are included in Parent’s consolidated filing group for U.S. federal income tax purposes, as well as in certain state income tax returns that include Parent. With respect to tax returns for any taxable period in which the Company or any of its subsidiaries are included in a tax return filing with Parent, the amount of taxes to be paid by the Company is determined, subject to certain adjustments, as if it and its subsidiaries filed their own tax returns excluding Parent.

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2011 and 2010 were as follows:

	Successor	Predecessor
	2011	2010
Deferred tax assets and (liabilities):
Depreciation and amortization	$(336,024)	$(160,145)
Investment in partnership	(257,947)	(81,914)
Accounts receivable	1,087	1,245
Fair value of interest rate swap	—	1,362
Accruals and reserves	97	6,292
Capital and net operating losses	89,327	50,854
Debt discount and interest	186	(3,546)
Equity compensation	1,632	6,181
Valuation allowance	(20,821)	(26,313)
Tax receivable agreement obligation to related parties	8,638	12,208
Other	1,830	1,332

Net deferred tax assets and (liabilities)	$(511,995)	$(192,444)

Reported as:
Current deferred tax assets	$6,042	$7,913
Non-current deferred tax liabilities	(518,037)	(200,357)

Net deferred tax assets and (liabilities)	$(511,995)	$(192,444)

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Unrecognized benefit from prior years	$9,354	$1,368	$1,272	$—
Decreases from prior period tax positions	(1,017)	—	—	—
Increases from prior period tax positions	—	7,986	—	—
Increases from current period tax positions	1,574	—	96	1,272

Ending unrecognized benefit	$9,911	$9,354	$1,368	$1,272

The Company had unrecognized tax benefits of $228 and $889 as of December 31, 2011 and 2010, respectively, that if recognized, would affect the effective income tax rate. The Company does not currently anticipate that the total amount of unrecognized tax positions will significantly increase or decrease in the next twelve months.

The Company recognizes interest income and expense (if any) related to income taxes as a component of income tax expense. The Company has recorded cumulative interest expense of $63 and $173 as of December 31, 2011 and 2010, respectively.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. The Company’s U.S. federal and state income tax returns for the tax years 2007 and beyond remain subject to examination by the Internal Revenue Service. With respect to state and local jurisdictions and countries outside of the United States, the Company and its subsidiaries are typically subject to examination for a number of years after the income tax returns have been filed. Although the outcome of tax audits is always uncertain, the Company believes that adequate amounts of tax, interest and penalties have been provided for in the accompanying consolidated financial statements for any adjustments that may be incurred due to state, local or foreign audits.